SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.7%

Education/Student Loan - 17.2%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	960,840

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,043,064

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,574,003

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	593,366

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	320,000

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,155

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	864,439

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	605,286

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,007,920

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,033,274

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	304,672

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,689

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	875,621

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	625,000	4.00	11/1/26	619,031

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,746,547

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,255

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,330

Independence Charter School Lease Rev. (Beacon Academy Proj.)	235,000	4.25	7/1/26	230,927

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	726,480

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,160,940

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	199,028

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,041,680

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	560,000	4.00	12/1/31	511,560

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,254,948

Minneapolis School Lease Rev. (Twin Cities International School) [4]	825,000	4.25	12/1/27	821,791

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,007,090

MN Higher Education Fac. Auth. Rev. (Augsburg College)	2,950,000	4.25	5/1/40	2,543,637

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,328,280

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,920,197

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,155,762

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,090,240

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,178,240

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	762,502

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,126,206

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	891,540

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,926,720

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,878,198

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,901,560

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	1,948,346

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	974,784

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,257,225

Savage Charter School Lease Rev. (Aspen Academy)	325,000	4.00	10/1/26	319,816

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,715,838

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,805

JUNE 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,288

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	661,960

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	855,239

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	665,928

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	800,000	3.00	6/1/31	697,040

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	873,045

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	250,000	2.00	9/1/26	237,658

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	344,796

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,006,575

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	500,000	4.00	7/1/25	497,950

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	957,006

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	880,000	3.00	12/1/29	798,635

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	520,248

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	778,980

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	700,168

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	889,490

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	353,900

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	454,390

				68,742,128

Escrowed To Maturity/Prerefunded - 0.5%

Duluth Independent School District No. 709	920,000	3.00	3/1/32	914,112

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,259,462

				2,173,574

General Obligation - 9.6%

Beltrami G.O.	1,000,000	4.00	12/1/44	1,012,590

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	873,379

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,805,921

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,872,448

Itasca G.O.	2,500,000	2.38	2/1/45	1,714,700

Itasca G.O.	4,000,000	2.50	2/1/50	2,630,160

Madison Lake G.O.	590,000	2.13	2/1/42	404,699

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,908,721

Moorhead G.O.	510,000	2.13	2/1/42	344,204

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,003,310

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	962,010

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	998,940

Richfield Independent School District No. 280	2,000,000	4.00	2/1/37	2,016,820

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	724,610

Roseau Independent School District No. 682	400,000	2.25	2/1/46	262,892

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	705,760

St. Cloud G.O.	1,090,000	2.00	2/1/41	800,997

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,744,627

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,790,594

Virginia G.O.	825,000	5.00	2/1/41	829,472

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,068,105

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,074,090

				38,549,049

Hospital/Health Care - 13.5%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	500,740

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,028,828

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	747,240

Cuyuna Range Hospital District Health Care Facs. Rev.	1,000,000	5.50	5/1/48	1,020,440

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,300,000	5.75	8/1/30	995,332

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	734,853

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	414,204

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	175,365

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	174,820

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	360,056

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	174,344

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	382,624

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	152,712

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	228,064

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	151,818

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	715,139

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,159,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	841,219

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,040,259

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,613,802

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,512,650

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.25	1/1/54	2,157,140

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	542,371

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,493,970

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	994,840

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	165,904

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	187,934

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	202,605

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,310,025

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/34	5,832,950

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,786,187

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	516,100

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,042,595

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	2,000,000	4.00	11/15/43	1,793,900

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,833,744

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,012,240

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,962,864

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	110,000	4.25	8/1/24	109,835

Wadena Rev. (Wadena Cancer Center Proj.)	1,000,000	5.00	12/1/45	1,057,070

				54,125,783

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	896,840

JUNE 30, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	982,160

				1,879,000

Multifamily Mortgage - 21.9%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	961,400

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	410,000

Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	259,566

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	287,679

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	402,019

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	705,160

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	600,488

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,970,840

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,502,745

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,033,798

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	464,745

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,138,340

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	680,000	6.75	1/1/27	597,414

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	851,380

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,151,164

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	599,849

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,148,623

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,717,182

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,034,060

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,494,720

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	812,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	1,069,250

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,300,000

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	270,000	6.00	1/1/27	270,127

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,270

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	161,217

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	216,940

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	171,746

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	166,678

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	393,565

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	361,845

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,462,935

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,018,200

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,250,000	4.50	8/1/41	1,252,965

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,260,371	3.75	11/1/34	3,184,633

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,196,694

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	411,325

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	235,612

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,944,780

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,747

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,619,470	2.35	2/1/38	3,620,925

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,015,051

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	364,399

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,411,905

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	575,000	4.00	11/1/25	565,173

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,818,252	3.00	11/1/34	1,670,919

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,840

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	273,011

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	918,500

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	219,872

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,235,325

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	140,052

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,920,500

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,521,225

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,001,600

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,839,357

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,252

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,500,925

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	249,997

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,150,150

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	501,125

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,501,551

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,083

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,000,660

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,301,295

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,053,330

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	4.25	12/1/27	2,363,208

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,370,528

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	840,000	5.30	11/1/30	827,081

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,325,069

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,500,000	5.00	9/1/42	1,499,910

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	789,200

Vergas Rev. (CDL Homes Proj.)	120,000	4.00	8/1/25	118,374

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,362,600

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,003,680

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,755,802

				87,841,675

Municipal Lease - 2.4% [9]

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	548,869

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	965,540

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	710,750

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	471,450

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,646,342

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,001,640

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,007,980

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	371,401

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	746,575

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	574,948

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,845

JUNE 30, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Winona School District No. 861 Lease Purchase	50,245	6.04	8/1/24	50,294

				9,596,634

Other Revenue Bonds - 2.9%

Crystal Governmental Fac. Rev.	176,567	5.10	12/15/26	169,490

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	203,000	5.00	2/15/27	198,846

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,499,925

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,822,975

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	306,000	6.38	2/15/28	306,064

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	405,000	6.50	3/1/29	405,057

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	636,000	7.00	2/15/28	636,191

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	340,000	7.50	2/15/28	340,007

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,510,000	5.00	8/1/36	3,511,650

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,737,760

				11,627,965

Sales Tax Revenue - 1.2% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,040,720

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,778,105

				4,818,825

Single Family Mortgage - 22.8%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	490,000	4.45	12/1/32	490,059

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	20,000	4.63	12/1/30	20,003

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	235,000	4.88	12/1/33	235,049

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	55,000	4.45	12/1/27	54,865

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,366,494

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,619,548

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,188,152

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,427,836

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,600,492	3.30	5/1/48	1,440,331

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	512,262	3.75	11/1/48	473,156

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	511,368	3.60	1/1/49	471,568

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	538,329	3.45	3/1/49	492,900

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	899,169	3.15	6/1/49	803,668

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	943,970	2.47	1/1/50	811,965

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,585,000	2.55	1/1/51	5,929,144

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	2,914,669

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	320,844

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,219,132

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,868,031

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,717,600

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	999,122

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,867,347

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	32,000	3.80	7/1/38	30,889

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,482,794

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,885,000	2.80	1/1/44	2,275,399

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,775,000	2.70	7/1/44	2,136,889

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,435,234

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,045,080

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	4.60	7/1/39	1,021,910

MN Hsg. Fin. Agy. Rev.	3,518,842	2.05	12/1/51	2,953,575

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,270,887

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,507,081

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,876,636

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	7,024,774

MN Hsg. Fin. Agy. Rev.	5,580,000	2.55	1/1/46	4,000,581

MN Hsg. Fin. Agy. Rev.	2,380,000	5.00	7/1/53	2,443,308

MN Hsg. Fin. Agy. Rev.	1,000,000	6.00	7/1/53	1,072,870

MN Hsg. Fin. Agy. Rev.	1,000,000	6.25	1/1/54	1,088,670

MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,324,625

MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,793,478

MN Hsg. Fin. Agy. Rev.	1,460,000	6.00	1/1/53	1,547,556

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	1,004,230

				91,067,949

Transportation - 0.7% [8]

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	675,000	5.00	1/1/25	678,240

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	450,000	5.00	1/1/26	457,740

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,000,000	5.00	1/1/47	1,040,470

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	500,000	5.25	1/1/47	531,110

				2,707,560

Utility - 1.5%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,032,080

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	507,865

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,013,800

Southern Minnesota Municipal Power Agency	650,000	5.00	1/1/46	656,611

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	763,410

Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	554,317

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	611,178

				6,139,261

Total Municipal Bonds (cost: $434,396,442)				379,269,403

JUNE 30, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 0.4%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	132,458	1,503,398

Total Investment Companies (cost: $1,829,974)		1,503,398

Total Investments in Securities - 95.1% (cost: $436,226,416)		380,772,801

Other Assets and Liabilities, net - 4.9%		19,624,459

Net Assets - 100.0%		$400,397,260

[1]

Variable rate security. Rate disclosed is as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2024 was $3,181,750 and represented 0.8% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $8,866,002 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2024, 3.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2024 was $9,596,634 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2024 was $9,145,108 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	118	September 2024	(13,960,875)	(167,225)
U.S. Treasury 5-Year	240	September 2024	(25,578,751)	(149,844)
U.S. Treasury 10-Year	394	September 2024	(43,333,846)	(344,687)

				(661,756)

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2024.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	379,269,403	—	379,269,403
Investment Companies	1,503,398	—	—	1,503,398

Total:	1,503,398	379,269,403	—	380,772,801

Liabilities
Futures	(661,756)	—	—	(661,756)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2024	9